Earnings per share	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Earnings per share	Earnings per share
Earnings per share for the Group is calculated by taking the net loss for the period, less the amount of the accumulated preferred dividend yield, divided by the weighted average of outstanding common shares during the period.

	for the year ended December 31, 2022	for the year ended December 31, 2021	for the year ended December 31, 2020
Net loss for the period	$(12,851)	$(38,339)	$(6,780)
Less accumulated preferred dividend yield	—	(4,205)	(16,900)
Total	(12,851)	(42,544)	(23,680)
Weighted average number of shares (thousands)	119,076	99,261	21,439
Basic and diluted loss per share	$(0.11)	$(0.43)	$(1.10)

As of December 31, 2020, the Group does not hold any dilutive shares; therefore, there are no differences with the basic earnings (loss) per share.

As of December 31, 2022 and December 31, 2021, the Group has the following potential common shares that can be potentially dilutive but are anti-dilutive for the periods presented and are therefore excluded from the weighted average number of common shares for the purpose of diluted profit/(loss) per share:

i.442,789 outstanding stock options related to the 2021 Incentive Award Plan (See note 20).

ii.847,143 restricted stock units related to the 2021 Incentive Award Plan and the Amended and Restated 2021 Incentive Award Plan (see note 20), whereof 249,746 restricted stock units relates to the 2021 Incentive Award Plan and 597,397 restricted stock units relates to the Amended and Restated 2021 Incentive Award Plan.

iii.107,074 outstanding stock options related to the Amended and Restated 2021 Incentive Award Plan (See note 20).